BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2018
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of liabilities and indemnification assets in respect to deferred payments

	KS	MDTZK	ProgTech
Expected timing of deferred payment	January, 2019	February, 2019	August, 2019 –
			August, 2020
Deferred payment per agreement	78	60	32
Provision for tax liabilities related to pre-acquisition period as of acquisition date	(134)	(125)	(29)
Liability on deferred payment	—	—	(3)
Indemnification asset	56	65	—

The Group recognized the following liabilities and indemnification assets in respect to deferred payments on aforementioned acquisitions as of December 31, 2018:

	KS	MDTZK	ProgTech
Deferred payment per agreement	78	60	32
Provision for tax liabilities related to the pre-acquisition period as of December 31, 2018	(49)	(67)	(29)
Liability on deferred payment	(29)	—	(3)
Indemnification asset	—	7	—

Schedule of details of acquisitions of subsidiaries

The following table summarizes the details of acquisitions of subsidiaries under common control finalized in 2018:

	Consideration			Assets
	paid net			acquired
	of cash	Cash		other than	Liabilities
Acquired company	acquired*	acquired		cash	assumed

Dekart	4,658	—		3,406	125
Serebryaniy Bor	1,711	—		383	—
MTS Bank	6,873	1,401	*	126,180	128,165

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Schedule of business acquisitions proforma financial data

	2018 (MTS Bank,
	MDTZK,
	Kulturnaya
	Sluzhba,
	Progtech,
	Dekart, IT Grad,	2017 (BCC,	2016
	Serebryaniy	Oblachny Retail,	(SMARTS-
Pro forma:	Bor)	Praliss)	Yoshkar-Ola)
Net revenues	491,936	443,178	435,694
Net income	8,194	55,881	48,465

Companies acquired in 2018
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

	KS	MDTZK	ProgTech	IT-Grad
Goodwill	479	2,033	213	1,877
Customer base	37	727	123	643
Trademark	129	779	—	—
Other non-current assets	43	145	172	32
Current assets	117	202	15	44
Cash and cash equivalents	39	542	28	13
Current liabilities	(383)	(868)	(80)	(59)
Liability under put option agreement over non-controlling interests	(106)	—	—	—
Non-current liabilities	(34)	(370)	(76)	(128)
Total consideration	321	3,190	395	2,422
Including:
Fair value of contingent consideration	54	—	3	907
Cash paid	267	3,190	392	1,515

Companies acquired in 2017
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

	BCC	Oblachny Retail	Praliss
Goodwill	62	524	208
Licenses	260	—	—
Other non-current assets	21	181	132
Current assets	5	23	—
Cash and cash equivalents	13	420	—
Current liabilities	(15)	(123)	—
Liability under put option agreement over non-controlling interests	—	(402)	—
Non‑current liabilities	(54)	(33)	(27)
Total consideration	292	590	313
Including:
Fair value of contingent consideration and earn-out payments	72	10	93
Additional contribution	—	420
Cash paid	220	160	220

Companies acquired in 2016
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

Smarts-
Yoshkar-Ola
Cash and cash equivalents	5
Current assets	5
Licenses	323
Other non-current assets	14
Current liabilities	(30)
Non-current liabilities	(69)
Gain from bargain purchase (included in other operating income in the consolidated statement of profit or loss)	(235)
Total consideration	13
Including:
Contingent consideration	3
Cash paid	10